ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]	11. ACCOUNTS RECEIVABLE
	As at December 31,
	2021	2020
Trade and settlement receivables	5,859	4,676
Goods and services tax receivable	1,099	1,358
Other receivables	2,646	655
	9,604	6,689